Condensed Consolidated Statements of Stockholders Deficit (Unaudited) - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Stock Payable [Member]
Balance, Shares at Jul. 31, 2017		34,707,835
Balance, amount at Jul. 31, 2017	$ (211,530)	$ 34,708	$ 40,546,930	$ (40,793,168)
Net loss for the year	(129,080)			(129,080)
Net loss	(129,080)
Balance, Amount at Jul. 31, 2018	(340,610)	$ 34,708	40,544,980	(40,922,248)
Balance, shares at Jul. 31, 2018		34,707,835
Net loss for the year	(1,843,894)			(1,843,894)
Imputed interest	22,009		22,009	0
Shares issued for services, shares		1,950,000
Shares issued for services, amount	1,522,500	$ 1,950	1,522,500	0
Net loss	(1,843,894)			(1,843,894)
Balance, Amount at Jul. 31, 2019	(639,995)	$ 36,658	42,089,489	(42,766,142)	$ 0
Balance, shares at Jul. 31, 2019		36,657,835
Imputed interest	94,834		94,834
Shares issued for services, shares		1,125,000
Shares issued for services, amount	1,821,000	$ 1,125	1,819,875
Net loss	(5,617,459)			(5,617,459)
Discount on warrants	428,700		428,700
Shares to be issued for services	600,000				600,000
Shares issued for debt conversion, shares		166,667
Shares issued for debt conversion, amount	50,000	$ 167	49,833
Balance, Amount at Apr. 30, 2020	$ (3,262,921)	$ 37,950	$ 44,482,731	$ (48,383,601)	$ 600,000
Balance, shares at Apr. 30, 2020		37,949,502